SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE PROSPECTUS OF
VANECK FUNDS

CM COMMODITY INDEX FUND
Class A: CMCAX / CLASS I: COMIX / Class Y: CMCYX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding CM Commodity Index Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

1.     The last paragraph of section III.2 of the Prospectus entitled “III. Shareholder Information – 2. How to Choose a Class of Shares” is amended and restated to read as follows:

Financial intermediaries may offer their clients more than one class of shares of the Fund. Shareholders who own shares of one class of the Fund and who are eligible to invest in another class of the same Fund may be eligible to convert their shares from one class to the other. Shareholders no longer participating in a fee-based program may be subject to conversion of their current class of shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of their current class of shares. The timing and implementation of such conversions are at the discretion of the shareholder’s financial intermediary. For additional information, please contact your financial intermediary or see “Class Conversions” in the SAI. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or VanEck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the prospectus and in “Purchase of Shares” in the SAI.

2.     Appendix C of this Prospectus is superseded and replaced as follows:

VANECK FUNDS

APPENDIX C: INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Dated February 1, 2019

CM COMMODITY INDEX FUND

Class A: CMCAX / CLASS I: COMIX / Class Y: CMCYX

This Appendix C is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2018 (the “Prospectus”) for VanEck Funds (the “Trust”), relating to CM Commodity Index Fund (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Fund, may be obtained without charge by visiting the VanEck website at vaneck.com, by calling toll free 800.826.1115 or by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The information disclosed in this Appendix C is part of, and incorporated in, the Prospectus. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. For the avoidance of doubt, for purposes of this Appendix C, references to a CDSC below also include the contingent deferred redemption charge (“CDRC”) as defined in the Prospectus.

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In addition, please see the section of the Prospectus entitled “Shareholder Information—Sales Charges” for more information on sales charges and waivers available for different classes. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any facts qualifying the purchaser for sales charge discounts or waivers.

A.            Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the Prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

B.            Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

C.            Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE PROSPECTUS OF
VANECK FUNDS

EMERGING MARKETS FUND
CLASS A: GBFAX / CLASS C: EMRCX / CLASS I: EMRIX / CLASS Y: EMRYX

GLOBAL HARD ASSETS FUND
CLASS A: GHAAX / CLASS C: GHACX / CLASS I: GHAIX / CLASS Y: GHAYX

INTERNATIONAL INVESTORS GOLD FUND
CLASS A: INIVX / CLASS C: IIGCX / CLASS I: INIIX / CLASS Y: INIYX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund, (each, a “Fund” and together, the “Funds”). You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

1.     The last paragraph of section III.2 of the Prospectus entitled “III. Shareholder Information – 2. How to Choose a Class of Shares” is amended and restated to read as follows:

Financial intermediaries may offer their clients more than one class of shares of a Fund. Shareholders who own shares of one class of a Fund and who are eligible to invest in another class of the same Fund may be eligible to convert their shares from one class to the other. Shareholders no longer participating in a fee-based program may be subject to conversion of their current class of shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of their current class of shares. The timing and implementation of such conversions are at the discretion of the shareholder’s financial intermediary. For additional information, please contact your financial intermediary or see “Class Conversions” in the SAI. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or VanEck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the prospectus and in “Purchase of Shares” in the SAI.

2.     Appendix A of the Prospectus is superseded and replaced as follows:

VANECK FUNDS

APPENDIX A: INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Dated February 1, 2019

EMERGING MARKETS FUND

CLASS A: GBFAX / CLASS C: EMRCX / CLASS I: EMRIX / CLASS Y: EMRYX

GLOBAL HARD ASSETS FUND

CLASS A: GHAAX / CLASS C: GHACX / CLASS I: GHAIX / CLASS Y: GHAYX

INTERNATIONAL INVESTORS GOLD FUND

CLASS A: INIVX / CLASS C: IIGCX / CLASS I: INIIX / CLASS Y: INIYX

This Appendix A is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2018 (the “Prospectus”) for VanEck Funds (the “Trust”), relating to each of Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund (each, a “Fund” and together, the “Funds”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Funds, may be obtained without charge by visiting the VanEck website at vaneck.com, by calling toll free 800.826.1115 or by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The information disclosed in this Appendix A is part of, and incorporated in, the Prospectus. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. For the avoidance of doubt, for purposes of this Appendix A, references to a CDSC below also include the contingent deferred redemption charge (“CDRC”) as defined in the Prospectus.

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In addition, please see the section of the Prospectus entitled “Shareholder Information—Sales Charges” for more information on sales charges and waivers available for different classes. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any facts qualifying the purchaser for sales charge discounts or waivers.

A.  Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in these Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the Prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

B.  Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in these Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

C.  Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in these Funds’ Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE PROSPECTUS OF
VANECK FUNDS

VANECK MORNINGSTAR WIDE MOAT FUND
CLASS I: MWMIX / Class Z: MWMZX
Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding VanEck Morningstar Wide Moat Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

The last paragraph of section IV.2 of the Prospectus entitled “IV. Shareholder Information – 2. How to Choose a Class of Shares” is amended and restated to read as follows:

Financial intermediaries may offer their clients more than one class of shares of the Fund. Shareholders who own shares of one class of the Fund and who are eligible to invest in another class of the same Fund may be eligible to convert their shares from one class to the other. Shareholders no longer participating in a fee-based program may be subject to conversion of their current class of shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of their current class of shares. The timing and implementation of such conversions are at the discretion of the shareholder’s financial intermediary. For additional information, please contact your financial intermediary or see “Class Conversions” in the SAI. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or VanEck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the prospectus and in “Purchase of Shares” in the SAI.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE PROSPECTUS OF
VANECK FUNDS

VANECK NDR MANAGED ALLOCATION FUND
CLASS A: NDRMX / CLASS I: NDRUX / CLASS Y: NDRYX
Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding VanEck NDR Managed Allocation Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

1.     The last paragraph of section III.2 of the Prospectus entitled “III. Shareholder Information – 2. How to Choose a Class of Shares” is amended and restated to read as follows:

Financial intermediaries may offer their clients more than one class of shares of the Fund. Shareholders who own shares of one class of the Fund and who are eligible to invest in another class of the same Fund may be eligible to convert their shares from one class to the other. Shareholders no longer participating in a fee-based program may be subject to conversion of their current class of shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of their current class of shares. The timing and implementation of such conversions are at the discretion of the shareholder’s financial intermediary. For additional information, please contact your financial intermediary or see “Class Conversions” in the SAI. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or VanEck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the prospectus and in “Purchase of Shares” in the SAI.

2.     Appendix A of this Prospectus is superseded and replaced as follows:

VANECK FUNDS

APPENDIX A: INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

VANECK NDR MANAGED ALLOCATION FUND

CLASS A: NDRMX / CLASS I: NDRUX / CLASS Y: NDRYX

Dated February 1, 2019

This Appendix A is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2018 (the “Prospectus”) for VanEck Funds (the “Trust”), relating to VanEck NDR Managed Allocation Fund (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Fund, may be obtained without charge by visiting the VanEck website at vaneck.com, by calling toll free 800.826.1115 or by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The information disclosed in this Appendix A is part of, and incorporated in, the Prospectus. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. For the avoidance of doubt, for purposes of this Appendix A, references to a CDSC below also include the contingent deferred redemption charge (“CDRC”) as defined in the Prospectus.

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In addition, please see the section of the Prospectus entitled “Shareholder Information—Sales Charges” for more information on sales charges and waivers available for different classes. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any facts qualifying the purchaser for sales charge discounts or waivers.

A.            Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the Prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

B.            Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

C.            Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE PROSPECTUS OF

VANECK FUNDS

UNCONSTRAINED EMERGING MARKETS BOND FUND
CLASS A: EMBAX / CLASS C: EMBCX / CLASS I: EMBUX / CLASS Y: EMBYX
Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds (the “Trust”) regarding Unconstrained Emerging Markets Bond Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

1.     The last paragraph of section III.2 of the Prospectus entitled “III. Shareholder Information – 2. How to Choose a Class of Shares” is amended and restated to read as follows:

Financial intermediaries may offer their clients more than one class of shares of the Fund. Shareholders who own shares of one class of the Fund and who are eligible to invest in another class of the same Fund may be eligible to convert their shares from one class to the other. Shareholders no longer participating in a fee-based program may be subject to conversion of their current class of shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of their current class of shares. The timing and implementation of such conversions are at the discretion of the shareholder’s financial intermediary. For additional information, please contact your financial intermediary or see “Class Conversions” in the SAI. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class. It is the responsibility of the financial intermediary and the investor to choose the proper share class and notify DST or VanEck of that share class at the time of each purchase. More information regarding share class eligibility is available in the “How to Buy, Sell, Exchange, or Transfer Shares” section of the prospectus and in “Purchase of Shares” in the SAI.

2.     Appendix A of this Prospectus is superseded and replaced as follows:

VANECK FUNDS

APPENDIX A: INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Dated February 1, 2019

UNCONSTRAINED EMERGING MARKETS BOND FUND

CLASS A: EMBAX / CLASS C: EMBCX / CLASS I: EMBUX / CLASS Y: EMBYX

This Appendix A is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2018 (the “Prospectus”) for VanEck Funds (the “Trust”), relating to Unconstrained Emerging Markets Bond Fund (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Fund, may be obtained without charge by visiting the VanEck website at vaneck.com, by calling toll free 800.826.1115 or by writing to the Trust or Van Eck Securities Corporation, the Fund’s distributor (the “Distributor”). The information disclosed in this Appendix A is part of, and incorporated in, the Prospectus. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. For the avoidance of doubt, for purposes of this Appendix A, references to a CDSC below also include the contingent deferred redemption charge (“CDRC”) as defined in the Prospectus.

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In addition, please see the section of the Prospectus entitled “Shareholder Information—Sales Charges” for more information on sales charges and waivers available for different classes. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any facts qualifying the purchaser for sales charge discounts or waivers.

A.            Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the Prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

B.            Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

C.            Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE STATEMENT OF ADDITIONAL
INFORMATION OF VANECK FUNDS

CM COMMODITY INDEX FUND

Class A: CMCAX / CLASS I: COMIX / Class Y: CMCYX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Funds (the “Trust”) regarding CM Commodity Index Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

The section of the Statement of Additional Information entitled “Class Conversions” is amended and restated to read as follows:

Eligible shareholders may convert their shares from one class to another class within the same Fund, without any conversion fee, upon request by such shareholders or their financial intermediaries. For federal income tax purposes, a same-fund conversion from one class to another is not expected to result in the realization by the shareholder of a capital gain or loss (non-taxable conversion). Generally, Class A shares subject to a contingent deferred sales charge (“CDSC”) are not eligible for conversion until the applicable CDSC period has expired. However, some waivers of the CDSC may apply as specified in the Prospectus. Shares eligible for conversion are exchanged between classes of the same fund on a dollar-for-dollar basis at NAV. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, see the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares” and contact your financial intermediary for additional information.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE STATEMENT OF ADDITIONAL
INFORMATION OF VANECK FUNDS

EMERGING MARKETS FUND

CLASS A: GBFAX / CLASS C: EMRCX / CLASS I: EMRIX / CLASS Y: EMRYX

GLOBAL HARD ASSETS FUND

CLASS A: GHAAX / CLASS C: GHACX / CLASS I: GHAIX / CLASS Y: GHAYX

INTERNATIONAL INVESTORS GOLD FUND

CLASS A: INIVX / CLASS C: IIGCX / CLASS I: INIIX / CLASS Y: INIYX

UNCONSTRAINED EMERGING MARKETS BOND FUND

Class A: EMBAX / Class C: EMBCX / Class I: EMBUX / Class Y: EMBYX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Funds (the “Trust”) regarding Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund and Unconstrained Emerging Markets Bond Fund (each, a “Fund” and together, the “Funds”). You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

The section of the Statement of Additional Information entitled “Class Conversions” is amended and restated to read as follows:

Eligible shareholders may convert their shares from one class to another class within the same Fund, without any conversion fee, upon request by such shareholders or their financial intermediaries. For federal income tax purposes, a same-fund conversion from one class to another is not expected to result in the realization by the shareholder of a capital gain or loss (non-taxable conversion). Generally, Class A shares subject to a contingent deferred sales charge (“CDSC”) and Class C shares subject to a contingent deferred redemption charge (“CDRC”) are not eligible for conversion until the applicable CDSC or CDRC period has expired. However, some waivers of the CDSC or CDRC may apply as specified in the Prospectus. Shares eligible for conversion are exchanged between classes of the same fund on a dollar-for-dollar basis at NAV. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, see the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares” and contact your financial intermediary for additional information.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE STATEMENT OF ADDITIONAL
INFORMATION OF VANECK FUNDS

VANECK MORNINGSTAR WIDE MOAT FUND

Class I: MWMIX / Class Z: MWMZX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Funds (the “Trust”) regarding VanEck Morningstar Wide Moat Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

The section of the Statement of Additional Information entitled “Class Conversions” is amended and restated to read as follows:

Eligible shareholders may convert their shares from one class to another class within the same Fund, without any conversion fee, upon request by such shareholders or their financial intermediaries. For federal income tax purposes, a same-fund conversion from one class to another is not expected to result in the realization by the shareholder of a capital gain or loss (non-taxable conversion). Shares eligible for conversion are exchanged between classes of the same fund on a dollar-for-dollar basis at NAV. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, see the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares” and contact your financial intermediary for additional information.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE STATEMENT OF ADDITIONAL
INFORMATION OF VANECK FUNDS

VANECK NDR MANAGED ALLOCATION FUND

Class A: NDRMX / Class I: NDRUX / Class Y: NDRYX

Dated May 1, 2018

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Funds (the “Trust”) regarding VanEck NDR Managed Allocation Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

The section of the Statement of Additional Information entitled “Class Conversions” is amended and restated to read as follows:

Eligible shareholders may convert their shares from one class to another class within the same Fund, without any conversion fee, upon request by such shareholders or their financial intermediaries. For federal income tax purposes, a same-fund conversion from one class to another is not expected to result in the realization by the shareholder of a capital gain or loss (non-taxable conversion). Generally, Class A shares subject to a contingent deferred sales charge (“CDSC”) are not eligible for conversion until the applicable CDSC period has expired. However, some waivers of the CDSC may apply as specified in the Prospectus. Shares eligible for conversion are exchanged between classes of the same fund on a dollar-for-dollar basis at NAV. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, see the section of the Prospectus entitled “Shareholder Information - How to Choose a Class of Shares” and contact your financial intermediary for additional information.

Please retain this supplement for future reference.